IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 5, 2018,

to the Summary Prospectus dated July 12, 2017, Prospectus,

and Statement of Additional Information (the “SAI”),

each dated June 28, 2017 (as revised July 7, 2017)

for each of iShares ESG USD Corporate Bond ETF (SUSC)

and iShares ESG 1-5 Year USD Corporate Bond ETF (SUSB)

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

SUSC

Change in SUSC’s “Principal Investment Strategies”

The second paragraph on page S-2 of the section of the SUSC Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

Change in SUSC’s “Construction and Maintenance of the Underlying Index”

The section of SUSC’s SAI entitled “Bloomberg Barclays MSCI US Corporate ESG Focus Index” on pages 19-20 is deleted in its entirety and is replaced by the following:

Bloomberg Barclays MSCI US Corporate ESG Focus Index

Number of Components: approximately 2,297 as of May 31, 2017

Index Description. The Bloomberg Barclays MSCI US Corporate ESG Focus Index, the Underlying Index, is designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays US Corporate Index (the “Parent Index”). The Underlying Index is constructed by selecting constituents from the Parent Index through an optimization process using ESG rating inputs from MSCI ESG Research in an effort to maximize exposure to ESG factors for a target tracking error constraint of 10 basis points relative to the Parent Index. The Fund’s Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research). MSCI ESG Research identifies key ESG controversies, including, among other things, issues involving: (i) the environment (e.g., biodiversity and land use, toxic emissions and waste, energy and climate change, water stress, non-hazardous operational waste, and supply chain management); (ii) human rights and communities (e.g., impact on local communities, human rights concerns, and civil liberties); (iii) labor rights and supply chains (e.g., child labor, collective bargaining and union, health and safety, discrimination and workforce diversity, and labor management relations); (iv) customers (e.g., anti-competitive practices, customer relations, privacy and data security, product safety and quality, and marketing and advertising); and (v) governance (e.g., bribery and fraud, governance structures, and controversial investments). MSCI ESG Research then rates each company’s exposure to these ESG issues and evaluates the extent to which the company has created strategies and programs to manage ESG risks and opportunities. Companies are scored by MSCI ESG Research based on both their risk exposure and risk management, and then ranked in comparison to their industry peers. Using MSCI ESG Research’s ESG ratings, the Index Provider then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the Parent Index.

Index Methodology. The Underlying Index consists of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive ESG practices (as determined by MSCI ESG Research ratings) and have remaining maturities of greater than or equal to one year. In addition, the securities included in the Underlying Index must be fixed-rate, taxable corporate securities. Excluded from the Underlying

Index include, but are not limited to, structured notes, private placements and floating rate securities. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last business day of each month.

SUSB

Change in SUSB’s “Principal Investment Strategies”

The second paragraph on page S-2 of the section of the SUSB Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

Change in SUSB’s “Construction and Maintenance of the Underlying Index”

The section of SUSB’s SAI entitled “Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index” on pages 20-21 is deleted in its entirety and is replaced by the following:

Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index

Number of Components: approximately 543 as of May 31, 2017

Index Description. The Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index, the Underlying Index, is designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays US Corporate1-5 Years Index (the “Parent Index”). The Underlying Index is constructed by selecting constituents from the Parent Index through an optimization process using ESG 20 rating inputs from MSCI ESG Research in an effort to maximize exposure to ESG factors for a target tracking error constraint of 10 basis points relative to the Parent Index. The Fund’s Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons companies, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research). MSCI ESG Research identifies key ESG controversies, including, among other things, issues involving: (i) the environment (e.g., biodiversity and land use, toxic emissions and waste, energy and climate change, water stress, non-hazardous operational waste, and supply chain management); (ii) human rights and communities (e.g., impact on local communities, human rights concerns, and civil liberties); (iii) labor rights and supply chains (e.g., child labor, collective bargaining and union, health and safety, discrimination and workforce diversity, and labor management relations); (iv) customers (e.g., anti-competitive practices, customer relations, privacy and data security, product safety and quality, and marketing and advertising); and (v) governance (e.g., bribery and fraud, governance structures, and controversial investments). MSCI ESG Research then rates each company’s exposure to these ESG issues and evaluates the extent to which the company has created strategies and programs to manage ESG risks and opportunities. Companies are scored by MSCI ESG Research based on both their risk exposure and risk management, and then ranked in comparison to their industry peers. Using MSCI ESG Research’s ESG ratings, the Index Provider then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the Parent Index.

Index Methodology. The Underlying Index consists of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive ESG practices (as determined by MSCI ESG Research ratings). In addition, the securities included in the Underlying Index must be fixed-rate, taxable corporate securities. Excluded from the Underlying Index include, but are not limited to, structured notes, private placements and floating rate securities. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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